Supplemental information - Wages and Benefits (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Supplemental Information [Line Items]
Short-term employee benefits expense	$ 125,178	$ 108,591
Operating expense [Member]
Disclosure Of Supplemental Information [Line Items]
Short-term employee benefits expense	77,868	66,095
General and administration expense [Member]
Disclosure Of Supplemental Information [Line Items]
Short-term employee benefits expense	$ 47,310	$ 42,496